Derivative and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of financial instruments by balance sheet grouping
Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2017		September 30, 2016
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$313,070	$313,070	$450,368	$450,368
Available-for-sale securities:
Equity securities	1	522	522	101,824	101,824
U.S. government and agency securities	2	211,077	211,077	259,351	259,351
Municipal bonds	2	26,624	26,624	27,670	27,670
Corporate debt securities	2	185,298	185,298	461,138	461,138
Mortgage-backed securities
Agency pass-through certificates	2	834,297	834,297	993,041	993,041
Commercial MBS	2	8,391	8,391	79,870	79,870
Total available-for-sale securities		1,266,209	1,266,209	1,922,894	1,922,894
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,646,856	1,635,913	1,417,599	1,441,556
Total held-to-maturity securities		1,646,856	1,635,913	1,417,599	1,441,556

Loans receivable	3	10,882,622	11,247,586	9,910,920	10,414,794
FDIC indemnification asset	3	8,968	8,564	12,769	12,095
FHLB and FRB stock	2	122,990	122,990	117,205	117,205
Other assets - interest rate contracts	2	1,139	1,139	20,895	20,895

Financial liabilities
Customer accounts	2	10,835,008	10,411,686	10,600,852	10,184,321
FHLB advances and other borrowings	2	2,225,000	2,266,791	2,080,000	2,184,671
Other liabilities - interest rate contracts	2	1,139	1,139	20,895	20,895
Other liabilities - commercial loan hedges	2	174	174	3,312	3,312
Other liabilities - long term borrowing hedges	2	1,693	1,693	31,347	31,347
The following table presents the fair value and balance sheet classification of derivatives outstanding.

	Asset Derivatives				Liability Derivatives
	September 30, 2017		September 30, 2016		September 30, 2017		September 30, 2016
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Interest rate contracts	Other assets	$1,139	Other assets	$20,895	Other liabilities	$1,139	Other liabilities	$20,895
Commercial loan hedges	Other assets	—	Other assets	—	Other liabilities	174	Other liabilities	3,312
Long term borrowing hedges	Other assets	—	Other assets	—	Other liabilities	1,693	Other liabilities	31,347
		$1,139		$20,895		$3,006		$55,554